FAIR VALUE MEASUREMENT (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 724,763,126	$ 670,593,631
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	285,958,275	275,299,289
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	280,224,812	268,548,521
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,733,463	6,750,768
Mutual funds | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	231,806,058	214,916,644
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	231,806,058	214,916,644
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Company common stock | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	20,908,453	28,765,613
Company common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	20,908,453	28,765,613
Company common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Self-directed brokerage accounts | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	33,243,764	31,617,032
Self-directed brokerage accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	27,510,301	24,866,264
Self-directed brokerage accounts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	5,733,463	6,750,768
Pooled Separate Account: | Investments measured at net asset value:
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	39,386,629	46,334,880
Common collective trust funds | Investments measured at net asset value:
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 399,418,222	$ 348,959,462